Debt - Schedule of Principal payments for each debt obligation, excluding short-term borrowings (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 208
2026	1,737
2027	1,662
2028	519
2029	750
2030 and thereafter	519
Total principal payments	5,396
U.S. Dollar Denominated
Debt Instrument [Line Items]
2025	0
2026	750
2027	1,093
2028	0
2029	750
2030 and thereafter	0
Total principal payments	2,593
Euro Denominated
Debt Instrument [Line Items]
2025	208
2026	987
2027	569
2028	519
2029	0
2030 and thereafter	519
Total principal payments	$ 2,803